share-based compensation - TELUS Corp restricted stock units vesting year (Details)	Dec. 31, 2017 CAD EquityInstruments	Dec. 31, 2016 EquityInstruments	Dec. 31, 2015 EquityInstruments
First year
share-based compensation
Fixed cost per restricted stock units | CAD	CAD 40.91
2 years hence
share-based compensation
Fixed cost per restricted stock units | CAD	CAD 45.46
Restricted stock units without market performance conditions share-based compensation
Number of non-vested restricted stock units	3,481,916	3,390,979	3,564,412
Restricted stock units without market performance conditions | First year
share-based compensation
Number of non-vested restricted stock units	1,821,237
Restricted stock units without market performance conditions | 2 years hence
share-based compensation
Number of non-vested restricted stock units	1,660,679
Fix-cost restricted stock units
share-based compensation
Number of non-vested restricted stock units	3,178,020
Fix-cost restricted stock units | First year
share-based compensation
Number of non-vested restricted stock units	1,792,286
Fix-cost restricted stock units | 2 years hence
share-based compensation
Number of non-vested restricted stock units	1,385,734
Variable-cost restricted stock units
share-based compensation
Number of non-vested restricted stock units	303,896
Variable-cost restricted stock units | First year
share-based compensation
Number of non-vested restricted stock units	28,951
Variable-cost restricted stock units | 2 years hence
share-based compensation
Number of non-vested restricted stock units	274,945